Derivative Instruments and Hedging Activities (Details 2) (Derivatives Not Designated as Hedging Instruments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair value of derivative instruments
Asset Derivatives	$ 72
Liability Derivatives	5,592	1,522
Foreign exchange contracts | Prepaid expenses and other
Fair value of derivative instruments
Asset Derivatives	72
Foreign exchange contracts | Accrued expenses
Fair value of derivative instruments
Liability Derivatives	$ 5,592	$ 1,522